Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Summary of Short-Term Investments
As of December 31, 2020 and 2019, short-term investments consisted of the following:

(in thousands)	2020	2019
Marketable equity securities	$117,249	$—
Money market deposits	—	87,468
Commercial paper	—	22,459
Loans receivable	—	19,659
Total	$117,249	$129,586